Document and Entity Information	Apr. 18, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 18, 2024
Entity Registrant Name	TORTOISEECOFIN ACQUISITION CORP. III
Entity Incorporation State Country Code	E9
Entity File Number	001-40633
Entity Tax Identification Number	98-1583266
Entity Address Address Line 1	195 US HWY 50
Entity Address Address Line 2	Suite 208
Entity Address City Or Town	Zephyr Cove
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89448
City Area Code	913
Local Phone Number	981-1020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001847112
Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	TRTL.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	TRTL
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TRTL WS
Security Exchange Name	NYSE